Senior Secured Bond - Schedule of Breakdown of Senior Secured Bond and Total Deferred Financing Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total	$ 685,930	$ 716,942
Senior Secured Bonds [Member]
Debt Instrument [Line Items]
Total Bond	70,299	68,368
Less deferred financing costs	(719)	(865)
Total	$ 69,580	$ 67,503